SEGMENT INFORMATION (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2019 USD ($) segment	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of geographical areas [line items]
Number of operating segments | segment		1
Number of reportable segments | segment		1
Revenue	[1]	$ 659,325	$ 522,310	$ 413,439
Percentage of entity's revenue		86.30%
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts		$ 384,445	207,153
North America
Disclosure of geographical areas [line items]
Revenue		496,353	407,090	325,614
United States of America
Disclosure of geographical areas [line items]
Revenue		$ 483,228	400,029	322,658
Percentage of entity's revenue		73.30%
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts		$ 70,054	58,083
Canada
Disclosure of geographical areas [line items]
Revenue		13,125	7,061	2,956
Europe
Disclosure of geographical areas [line items]
Revenue		46,784	46,240	38,484
Spain
Disclosure of geographical areas [line items]
Revenue		26,134	30,298	23,831
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts		144,882	46,803
Netherlands
Disclosure of geographical areas [line items]
Revenue		2,723	1,023	69
United Kingdom
Disclosure of geographical areas [line items]
Revenue		15,672	12,970	9,996
Luxembourg
Disclosure of geographical areas [line items]
Revenue		937	1,109	1,000
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts		4,289	4,353
Germany
Disclosure of geographical areas [line items]
Revenue		437	623	1,540
Sweden
Disclosure of geographical areas [line items]
Revenue		0	0	1,317
Others
Disclosure of geographical areas [line items]
Revenue		881	217	731
Asia
Disclosure of geographical areas [line items]
Revenue		4,653	3,067	700
India
Disclosure of geographical areas [line items]
Revenue		2,157	1,063	673
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts		9,817	4,159
Indonesia
Disclosure of geographical areas [line items]
Revenue		1,157	1,686	0
Japan
Disclosure of geographical areas [line items]
Revenue		1,062	0	0
Others
Disclosure of geographical areas [line items]
Revenue		277	318	27
Latin America and others
Disclosure of geographical areas [line items]
Revenue		111,535	65,913	48,641
Argentina
Disclosure of geographical areas [line items]
Revenue		32,295	24,241	14,886
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts		85,346	70,349
Brazil
Disclosure of geographical areas [line items]
Revenue		7,964	238	358
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts		1,775	1,512
Colombia
Disclosure of geographical areas [line items]
Revenue		14,355	5,362	3,553
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts		42,589	12,942
Chile
Disclosure of geographical areas [line items]
Revenue		29,547	21,246	19,243
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts		2,883	874
Uruguay
Disclosure of geographical areas [line items]
Revenue		17	529	231
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts		1,808	781
Mexico
Disclosure of geographical areas [line items]
Revenue		20,623	11,949	7,418
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts		14,814	6,121
Peru
Disclosure of geographical areas [line items]
Revenue		6,251	1,718	2,627
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts		4,686	458
Others
Disclosure of geographical areas [line items]
Revenue		483	630	$ 325
Other countries
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts		$ 1,502	$ 718
One Customer
Disclosure of geographical areas [line items]
Percentage of entity's revenue		11.20%	11.30%	10.20%

[1]	Includes transactions with related parties of 1,419, 5,937 and 5,590 for 2019, 2018 and 2017, respectively. See note 23.1.